Cash and deposits with financial institutions (Tables)	3 Months Ended
Jan. 31, 2019
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	January 31 2019		October 31 2018
Cash and non-interest-bearing deposits with financial institutions	$9,799		$8,997
Interest-bearing deposits with financial institutions	43,143		53,272
Total	$52,942	(1)	$62,269	(1)
(1)	Net of impairment allowances of $5 (October 31, 2018 – $3).